Stock Options (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options	37,119,049		15,448,056	9,018,609
Remaining Life In Years			2 years 3 months 19 days
Number of Options Exercisable	37,119,049	35,187,847
Stock Options [Member]
Number of Options	15,371,765	14,378,432
Remaining Life In Years	8 years 4 months 13 days	8 years 5 months 23 days
Number of Options Exercisable	15,371,765
Stock Options [Member] | 0 - 0.25 [Member]
Number of Options	1,056,786
Remaining Life In Years	6 years 2 months 5 days
Number of Options Exercisable	1,056,786
Stock Options [Member] | 0.26 - 0.50 [Member]
Number of Options	1,939,631
Remaining Life In Years	9 years 7 days
Number of Options Exercisable	1,939,631
Stock Options [Member] | 0.50 [Member]
Number of Options	1,820,112
Remaining Life In Years	8 years 5 months 5 days
Number of Options Exercisable	1,820,112
Stock Options [Member] | 0.76 - 1.00 [Member]
Number of Options	629,164
Remaining Life In Years	8 years 4 months 9 days
Number of Options Exercisable	629,164
Stock Options [Member] | 1.01 - 2.00 [Member]
Number of Options	9,926,072
Remaining Life In Years	8 years 5 months 16 days
Number of Options Exercisable	9,926,072
Stock Options [Member] | Maximum [Member] | 0 - 0.25 [Member]
Exercise Price	$ 0.25
Stock Options [Member] | Maximum [Member] | 0.26 - 0.50 [Member]
Exercise Price	0.50
Stock Options [Member] | Maximum [Member] | 0.50 [Member]
Exercise Price	0.75
Stock Options [Member] | Maximum [Member] | 0.76 - 1.00 [Member]
Exercise Price	2.00
Stock Options [Member] | Maximum [Member] | 1.01 - 2.00 [Member]
Exercise Price	1.00
Stock Options [Member] | Minimum [Member] | 0 - 0.25 [Member]
Exercise Price	0
Stock Options [Member] | Minimum [Member] | 0.26 - 0.50 [Member]
Exercise Price	0.26
Stock Options [Member] | Minimum [Member] | 0.50 [Member]
Exercise Price	0.51
Stock Options [Member] | Minimum [Member] | 0.76 - 1.00 [Member]
Exercise Price	1.01
Stock Options [Member] | Minimum [Member] | 1.01 - 2.00 [Member]
Exercise Price	$ 0.76